Organization and principal activities	12 Months Ended
Mar. 31, 2021
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities

Alibaba Group Holding Limited (the “Company”) is a limited liability company, which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands, retailers and other businesses to leverage the power of new technology to engage with their users and customers and operate in a more efficient way. SoftBank Group Corp. (together with its subsidiaries, “SoftBank”) is a major shareholder of the Company.

The Company has four operating and reportable segments, namely core commerce, cloud computing, digital media and entertainment, and innovation initiatives and others. In addition, Ant Group Co., Ltd. (formerly known as Ant Small and Micro Financial Services Group Co., Ltd., together with its subsidiaries, “Ant Group”) provides digital payment services and offers digital financial services for consumers, merchants and other businesses on the Company’s platforms. Prior to September 2019, the Company had a profit sharing arrangement with Ant Group. In September 2019, the Company received a 33% equity interest in Ant Group and the profit sharing arrangement with Ant Group was terminated (Note 4(n)). An ecosystem has developed around the Company’s platforms and businesses that consists of consumers, merchants, brands, retailers, third-party service providers, strategic alliance partners and other businesses.

The Company’s core commerce segment is comprised of (i) retail commerce businesses in the People’s Republic of China (the “PRC” or “China”), (ii) wholesale commerce businesses in China, (iii) retail commerce businesses – cross-border and global, (iv) wholesale commerce businesses – cross-border and global, (v) logistics services businesses and (vi) consumer services businesses. Retail commerce businesses in China consist of China retail marketplaces which include Taobao Marketplace, the social commerce platform, and Tmall, the third-party online and mobile commerce platform for brands and retailers, as well as New Retail businesses which include Sun Art (Note 4(a)) and Freshippo, the Company’s self-operated retail chain. Wholesale commerce businesses in China include 1688.com, the integrated domestic wholesale marketplace. Retail commerce businesses – cross-border and global include Lazada, the e-commerce platform in Southeast Asia, AliExpress, the international retail marketplace, as well as Tmall Global and Kaola (Note 4(b)), import e-commerce platforms in China. Wholesale commerce businesses – cross-border and global include Alibaba.com, the integrated international online wholesale marketplace. Logistics services businesses include a logistics intelligence platform and global fulfillment network operated by Cainiao Network. Consumer services businesses include Ele.me (Note 4(d)), the local services and on-demand delivery platform and Koubei (Note 4(d)), the restaurant and local services guide platform for in-store consumption.

The Company’s cloud computing segment is comprised of Alibaba Cloud, which offers a complete suite of cloud services including elastic computing, database, storage, network virtualization, large scale computing, security, management and application, big data analytics, a machine learning platform and Internet of Things (“IoT”) services.

The Company’s digital media and entertainment segment leverages the Company’s deep consumer insights to serve the broader interests of consumers through the Company’s key distribution platform, Youku, and through Alibaba Pictures (Note 4(c)) and the Company’s other diverse content platforms that provide online videos, films, live events, news feeds and literature, among others. In addition, the Company develops, operates and distributes mobile games through Lingxi Games.

The Company’s innovation initiatives and others segment includes businesses such as Amap, DingTalk, Tmall Genie and others.

1.	Organization and principal activities (Continued)

The Company’s American depositary shares (“ADSs”) have been listed on the New York Stock Exchange (“NYSE”) under the symbol of “BABA”. On November 26, 2019, the Company completed its global offering and the Company’s ordinary shares have been listed on the Hong Kong Stock Exchange (“HKSE”) under the code “9988”. The Company issued 575,000,000 ordinary shares, including 75,000,000 ordinary shares under an over-allotment option, at Hong Kong Dollar (“HK$”)176 per share. Net proceeds raised by the Company from the global offering after deducting underwriting discounts and commissions and other offering expenses amounted to Renminbi (“RMB”)90,442 million.